Property, Plant and Equipment	12 Months Ended
Dec. 29, 2013
Property, Plant and Equipment

(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	Successor Company December 29, 2013	Predecessor Company December 30, 2012
Land	$23,087	$19,384
Buildings and improvements	110,941	84,028
Machinery and equipment	129,269	118,907
Furniture, fixtures, and computer software	11,713	20,673
Construction in progress and other non-depreciating assets	716	1,726

	275,726	244,718
Less: accumulated depreciation and amortization	(5,539)	(128,208)

Total	$270,187	$116,510

Depreciation expense for the Successor Company for the two months ended December 29, 2013, for the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012 was $5,539, $15,163, $16,305 and $18,550, respectively.